STATEMENTS OF OPERATIONS (Parenthetical)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
SERIES A
Weighted average number of Units outstanding	19,410.14	24,400.48
SERIES B
Weighted average number of Units outstanding	19,753.02	27,843.37